Expense Example - iShares Nasdaq 100 ETF - iShares Nasdaq 100 ETF	Jul. 06, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 10
Expense Example, with Redemption, 3 Years	$ 37